Financial Instruments and Risk Management - Schedule of Asset and Liability (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Assets and Liability [Abstract]
Gross amount	$ (81,072)	$ 13,456
Amount offset	666	(2,440)
Risk management contracts – (liability) asset	$ (80,406)	$ 11,016